Public and Private Warrants (Details)		12 Months Ended
	Jul. 21, 2021 Day $ / shares shares	Dec. 31, 2021 $ / shares shares	Jan. 14, 2022 $ / shares	Jul. 22, 2021 shares
Class of Warrant or Right [Line Items]
Warrants issued (in shares)		4,260,000		11,350,000
Number of shares purchasable with each warrant (in shares)	1
Warrant, exercise price (in dollars per share) | $ / shares	$ 11.50
Warrants, contractual life	5 years
Days between end of trading-day period and notice of redemption to warrant holders		3 days
Warrant Activity [Abstract]
Warrants Exercised (in shares)		(7,090,000)
Outstanding as of December 31, 2021		4,260,000		11,350,000
Public warrants liability
Class of Warrant or Right [Line Items]
Warrants issued (in shares)		2,552,000		6,900,000
Redemption price per warrant (in dollars per share) | $ / shares	$ 0.01
Prior written notice of redemption, period	30 days
Warrant redemption, trigger price (in dollars per share) | $ / shares	$ 18.00
Warrant redemption, number of trading days at or above trigger price | Day	20
Days included in warrant redemption trading day period | Day	30
Warrant redemption, period after warrants become exercisable	90 days
Warrant redemption, number of trading days Included in fair market value average | Day	10
Warrant, fair value redemption (in dollars per share) | $ / shares	$ 10.00
Warrant Activity [Abstract]
Warrants Exercised (in shares)		(4,348,000)
Outstanding as of December 31, 2021		2,552,000		6,900,000
Warrants, fair value (in dollars per share) | $ / shares		$ 9.14
Public warrants liability | Subsequent Event
Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share) | $ / shares			$ 0.01
Warrant, exercise price (in dollars per share) | $ / shares			$ 11.50
Private warrants liability
Class of Warrant or Right [Line Items]
Warrants issued (in shares)		1,708,000		4,450,000
Private placement warrant vesting period	30 days
Warrant Activity [Abstract]
Warrants Exercised (in shares)		(2,742,000)
Outstanding as of December 31, 2021		1,708,000		4,450,000
Warrants, fair value (in dollars per share) | $ / shares		$ 9.16